Pension benefits - Weighted-Average Asset Allocation (Details)	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	7.10%	4.20%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	53.40%	55.70%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	15.00%	13.90%
Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	22.40%	24.70%
Other
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	2.10%	1.50%